CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Liabilities	¥ 25,619,200	$ 3,663,497	¥ 18,594,587
Class Y Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	79,700,010	79,700,010	83,715,114
Ordinary shares, outstanding	79,700,010	79,700,010	83,715,114
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000	9,800,000,000
Ordinary shares, issued	341,134,100	341,134,100	337,546,303
Ordinary shares, outstanding	335,018,102	335,018,102	332,838,671
Consolidated VIEs without recourse to the primary beneficiary
Liabilities | ¥	¥ 19,174,511		¥ 19,202,838